Non-current liabilities - deferred tax (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of non-current liabilities - deferred tax

	Consolidated
	2018	2017
	A$’000	A$’000

Deferred tax liability associated with Licensing Agreement	4,009	4,314

Amount expected to be settled within 12 months	305	305
Amount expected to be settled after more than 12 months	3,704	4,009

	4,009	4,314